Condensed Financial Information of the Parent Company - Consolidated Balance Sheets (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Current assets
Cash	¥ 45,185	$ 6,364	¥ 95,444
Short-term investments	68,378	9,631	64,355
Total current assets	699,433	98,513	719,221
Non-current assets
Total non-current assets	332,503	46,833	336,396
Total assets	1,031,936	145,346	1,055,617
Liabilities:
Other Liabilities	54,212	7,636	66,880
Total liabilities	526,658	74,178	558,040
Shareholders' equity:
Ordinary shares	43	6	43
Additional paid-in capital	1,885,142	265,517	1,885,637
Accumulated deficit	(1,376,530)	(193,880)	(1,379,864)
Accumulated other comprehensive loss	(2,466)	(347)	(4,654)
Total Quhuo Limited shareholders' equity	506,189	71,296	501,162
Non-controlling interests	(911)	(128)	(3,585)
Total shareholders' equity	505,278	71,168	497,577	¥ 483,435	¥ 602,831
Total liabilities and shareholders' equity	1,031,936	145,346	1,055,617
Parent company | Reportable Legal Entities
Current assets
Cash	424	60	7,157
Short-term investments	68,378	9,631	61,855
Total current assets	162,506	22,889	157,276
Non-current assets
Investments in subsidiaries, VIE and VIE's subsidiaries	346,076	48,744	345,026
Total non-current assets	346,076	48,744	345,026
Total assets	508,582	71,633	502,302
Liabilities:
Other Liabilities	1,001	141	1,140
Total liabilities	1,001	141	1,140
Shareholders' equity:
Ordinary shares	43	6	43
Additional paid-in capital	1,885,142	265,517	1,885,637
Accumulated deficit	(1,376,530)	(193,880)	(1,379,864)
Accumulated other comprehensive loss	(2,466)	(347)	(4,654)
Total Quhuo Limited shareholders' equity	506,189	71,296	501,162
Non-controlling interests	1,392	196
Total shareholders' equity	507,581	71,492	501,162
Total liabilities and shareholders' equity	508,582	71,633	502,302
Parent company | Reportable Legal Entities | Related Party [Member]
Current assets
Inter-group balance due from VIE, WFOE and subsidiaries	¥ 93,704	$ 13,198	¥ 88,264